Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued construction expenses	$ 11,192	$ 0
Accrued insurance	2,582	0
Accrued payroll	792	1,125
Accrued agriculture expenses	461	0
Accrued legal fees	273	0
Accrued other	748	169
Total accrued liabilities	$ 16,048	$ 1,294